OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Other Non-Current Assets [Abstract]
Long term prepayments		$ 5.0	$ 5.9
Advance payments for property, plant, and equipment		0.5	0.4
Financial assets at fair value through other comprehensive income		5.0	0.0
Time deposits		0.0	4.4
Intangible assets		1.9	2.2
Other Non-Current Miscellaneous Assets		0.0	0.1
Other non-current assets		12.4	13.0
Other non-current assets	[1]	$ 12.4	$ 13.0

[1]	Certain prior year amounts have been reclassified to combine advance payments for property, plant, and equipment, non-current time deposits, and intangible assets into other non-current assets for comparative purposes.